Property, Plant and Equipment (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Image P2P Trading Group Limited [Member]
Depreciation expenses	$ 491,480	$ 498,356	$ 537,909	$ 35,851